Operating Segment and Geographical Information - Location of identifiable assets other than acquired intangible asset and liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 HKD ($) segment	Dec. 31, 2020 HKD ($)
Segment Reporting Information [Line Items]
Number of geographic reportable segments | segment	3
Total liabilities	$ 12,146	$ 11,755
Continuing Operations | Reportable Geographical Components
Segment Reporting Information [Line Items]
Consolidated total assets before intangible asset	101,863	185,207
Total liabilities	12,146	11,755
Continuing Operations | Reportable Geographical Components | Hong Kong
Segment Reporting Information [Line Items]
Consolidated total assets before intangible asset	98,217	181,561
Total liabilities	12,146	11,755
Continuing Operations | Reportable Geographical Components | United States
Segment Reporting Information [Line Items]
Consolidated total assets before intangible asset	$ 3,646	$ 3,646